Taxes on Income - Schedule of Theoretical Tax on the Pre-Tax Profit and the Tax Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Theoretical Tax on the Pre-Tax Profit and the Tax Expense [Abstract]
Profit (loss) before taxes on income	€ (8,909)	€ (10,567)	€ 976
Primary tax rate of the Company	23.00%	23.00%	23.00%
Tax benefit (tax expenses) calculated according to the Company’s primary tax rate	€ 2,049	€ 2,430	€ (224)
Additional tax (tax saving) in respect of:
Different tax rate of foreign subsidiaries	44	140	(72)
Neutralization of tax calculated in respect of the Company’s share in profits of equity accounted investees	3,894	2,544	994
Difference between measurement basis of income (expenses) for tax purposes and measurement basis of income (expenses) for financial reporting purposes	946	(235)	(47)
Changes in deferred taxes for tax losses and benefits from previous years for which deferred taxes were not created in the past	438	156	713
Utilization of tax losses and benefits from prior years for which deferred taxes were not created		18	1,363
Change in temporary differences for which deferred tax were not recognized	(1,801)	260	106
Current year tax losses and benefits for which deferred taxes were not created	(2,500)	(3,639)	(1,275)
Permanent differences	(542)	(250)	(122)
Tax benefit	€ 2,528	€ 1,424	€ 1,436